Offerings	Nov. 19, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2029
Amount Registered	150,000,000
Proposed Maximum Offering Price per Unit	1.00284
Maximum Aggregate Offering Price	$ 150,426,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,030.22
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrants’ Registration Statement on Form
S-3
(No.
333-274272),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2029
Amount Registered	450,000,000
Proposed Maximum Offering Price per Unit	0.99745
Maximum Aggregate Offering Price	$ 448,852,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,719.32
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrants’ Registration Statement on Form
S-3
(No.
333-274272),
in accordance with Rules 456(b) and 457(r) under the Securities Act.